Employee compensation	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Employee compensation	Employee benefit obligation
The Company’s employee benefit obligation relates to an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code and obligates the employer to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. From January 1, 2007, Italian law gives an employee the choice of directing his or her entitlement either to a supplementary pension fund or to leave the severance indemnity as an obligation to the Company. The liability is calculated by an external actuaries using the projected unit credit method.
The carrying value of the benefit obligation as at December 31, 2020 and 2019 is:

	2020	2019
	$	$
Opening balance	1,443	929
Increases
Provisions for the year	670	420
Actuarial losses	108	110
Interest expense	12	14
Reductions
Payments	(41)	(16)
Foreign exchange translation	138	(14)
Ending balance	2,330	1,443

The change in liability was recognized in statement of loss and comprehensive loss as follows:

	2020	2019
	$	$
Cost recognized in profit or loss
Current period cost	670	420
Interest cost on defined benefit obligation	12	14
Remeasurement loss recognized in OCI	108	110
Annual weighted average assumptions:
Discount rate	0.34%	0.79%
Price inflation	1.50%	1.50%

A decrease of 50 basis points in the discount rate would result in an increase of the liability by $211; a corresponding increase in basis points would result in a reduction of liability by $188.
A decrease of 50 basis points of price inflation would result in reduction of the liability by $73; a corresponding increase in basis points would result in an increase of liability by $75.
Employee compensation
The total employee compensation comprising salaries and benefits for the fiscal year ended December 31, 2020 was $41,018 (2019 -$29,460).
Employee compensation costs were included in the following expenses for the fiscal year ended December 31:

	2020	2019
	$	$
Cost of revenue	8,093	5,875
General and administrative	6,173	5,296
Sales and marketing	16,658	11,317
Research and development	10,094	6,972
	41,018	29,460